CONTRACTS IN PROGRESS - Disclosure of Contracts in Progress (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Construction Contracts [Abstract]
Contract costs incurred to date	$ 21,251	$ 21,066
Profit recognized to date (less recognized losses)	2,125	2,055
Contract costs incurred and profit recognized (less recognized losses)	23,376	23,121
Less: progress billings	(24,190)	(23,876)
Contract work in progress (liability)	(814)	(755)
Comprising:
Amounts due from customers – work in progress	548	469
Amounts due to customers – creditors	(1,362)	(1,224)
Contract work in progress (liability)	$ (814)	$ (755)